LEASES - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LEASES
2023	¥ 880,873	$ 127,715
2024	606,689	87,962
2025	310,270	44,985
2026	149,595	21,689
2027 and thereafter	80,962	11,738
Less: interest	(123,242)	(17,868)
Total	¥ 1,905,147	$ 276,221	¥ 1,173,122